S000009417 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	236 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
Dow Jones U.S. Select Pharmaceuticals Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	32.00%	9.35%	6.52%
iShares U.S. Pharmaceuticals ETF
Prospectus [Line Items]
Average Annual Return, Percent	31.74%	9.09%	6.24%
Performance Inception Date				May 01, 2006
iShares U.S. Pharmaceuticals ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	31.11%	8.63%	5.86%
iShares U.S. Pharmaceuticals ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.13%	7.09%	4.91%